Stock Incentive Plan (Tables) - SoundHound, Inc. [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Incentive Plan (Tables) [Line Items]
Schedule of stock option activity
	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2021	57,535	5,178,276	13.23	6.75	$36,987
Authorized	650,000	—	—	—	—
Options granted	(936,542)	936,542	37.99	—	—
Options exercised		(392,064)	4.86	—	6,851
Awards forfeited or cancelled	320,137	(320,137)	17.24	—	—
Oustanding, September 30, 2021	91,130	5,402,617	17.89	6.87	128,904
Options excercisable as of September 30, 2021		3,122,639	11.47	5.24	$94,561

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	378,010	4,276,480	$10.35	6.44	$33,784,762
Authorized	650,000	—	—	—	—
Granted	(1,446,350)	1,446,350	19.98	—	—
Exercised	—	(68,679)	2.82	—	1,138,159
Forfeited	475,875	(475,875)	13.76	—	—
Outstanding at December 31, 2020	57,535	5,178,276	$13.23	6.75	$36,986,641
Options exercisable at December 31, 2020		3,222,699	$10.15	5.31	$32,936,645
Vested and expected to vest at December 31, 2020		5,178,276	$13.23	6.75	$36,986,641

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	54,809	4,053,329	8.67	6.50	$30,121,528
Authorized	750,000	—	—	—	—
Granted	(839,500)	839,500	16.10	—	—
Exercised	—	(203,648)	0.87	—	3,473,393
Forfeited	412,701	(412,701)	10.44	—	—
Outstanding at December 31, 2019	378,010	4,276,480	$10.35	6.44	$33,784,762
Vested and expected to vest, December 31, 2019		4,276,480	$10.35	6.44	$33,784,762
Options exercisable at December 31, 2019		2,754,142	$7.75	5.07	$28,906,326

Schedule of stock options outstanding and exercisable
	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$1.66 – $6.45	1,027,098	2.09	1,027,098	2.09
$6.46 – $13.34	1,336,299	5.82	1,293,393	5.79
$13.35 – $15.34	633,654	7.57	414,566	7.55
$15.35 – $19.31	1,008,625	8.66	360,705	8.62
$19.32 – $20.37	1,172,600	9.80	126,937	9.73
	5,178,276	6.75	3,222,699	5.31

	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$0.25 – $4.32	835,624	1.82	835,624	1.82
$4.33 – $9.87	702,648	4.84	702,648	4.84
$9.88 – $13.34	1,144,875	7.11	915,911	7.07
$13.35 – $15.34	727,833	8.56	280,292	8.54
$15.35 – $16.10	865,500	9.54	19,667	9.03
	4,276,480	6.44	2,754,142	5.07

Schedule of weighted average calculated fair value of the options granted to employees
2019
Dividend yield	0%
Expected volatility	43%
Expected term (years)	6.03
Risk-free interest rate	1.58%

Schedule of operations and comprehensive loss
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Research and development	$2,955	$2,410
Sales and marketing	288	295
General and administrative	806	1,717
Total	$4,049	$4,423

Research and development	$3,605
Sales and marketing	414
General and administrative	1,878
$5,897

2019
Cost of revenues	$41
Research and development	2,221
Sales and marketing	201
General and administrative	865
$3,328

Schedule of weighted average calculated fair value of the options granted to employees
	September 30, 2021	September 30, 2020
Fair Value of Common Stock	41.75	20.37
Dividend yield	0%	0%
Expected volatility	42%	43%
Expected term (years)	6.01	5.74
Risk free interest rate	1.11%	0.93%

	September 30, 2021	December 31, 2020
Weighted average term (years)	0.48	0.26
Weighted average discount rate	25.00%	8.63%

Expected dividend rate	0%
Risk free interest rate	0.11%
Expected volatility	41%
Expected term (years)	0.36
Expected dividend rate	0%
Risk free interest rate	0.14%
Expected volatility	48%
Expected term (years)	2.16
Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (years)	2.87

2019
Expected dividend rate	0%
Risk free interest rate	1.58%
Expected volatility	42%
Expected term (years)	1.25
2019
Expected dividend rate	0%
Risk free interest rate	1.62%
Expected volatility	40%
Expected term (years)	3.16
2019
Expected dividend rate	0%
Risk-free interest rate	1.64%
Expected volatility	41%
Expected term (years)	3.87

Schedule of weighted average calculated fair value of the options granted to employees
Dividend yield	0%
Expected volatility	44%
Expected term (years)	5.92
Risk-free interest rate	0.64%